Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 519,709	$ 535,088
Unbilled services (unbilled revenue)	440,379	422,769
Accounts receivable and unbilled revenue	960,088	957,857
Allowance for credit losses/doubtful debts	(9,073)	(7,380)
Accounts receivable and unbilled revenue, net	951,015	950,477
Change in unbilled services (unbilled revenue)	$ 17,610
Change in unbilled services (unbilled revenue) (percentage)	4.20%
Unearned revenue (payments on account)	$ (450,906)	(366,988)
Change in unearned revenue (payments on account)	$ (83,918)
Change in unearned revenue (payments on account) (percentage)	22.90%
Net balance	$ (10,527)	$ 55,781
Change in net balance	$ (66,308)
Change in net balance (percentage)	(118.90%)